PROPERTY, PLANT AND EQUIPMENT - Additional Information for Rollforward (Details)				12 Months Ended
	Jan. 19, 2018 USD ($)	May 31, 2017 USD ($)	Jan. 16, 2017 USD ($) installment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2017	Feb. 28, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Number of years purchaser allowed to evaluate project per option agreement				3 years
Discount rate used for future cash payments						20.00%
Impairment loss recognised in profit or loss, property, plant and equipment					$ (2,466,000)
Write-down of held for sale asset				$ 0	2,466,000
Puna Operations Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment		8 years		8 years
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress				$ 17,307,000	6,113,000
Mineral properties subject to depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress				3,715,000	$ 1,833,000
Exploration and evaluation assets | Candelaria project
Disclosure of detailed information about property, plant and equipment [line items]
Initial proceeds from sale of productive assets			$ 1,000,000
Number of annual installments per option agreement | installment			3
Annual installment amount per option agreement	$ 1,000,000		$ 1,000,000
Exploration and evaluation assets | Berenguela project
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used for future cash payments							15.00%
Pirquitas plant assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used for future cash payments		10.00%
Amount unit's asset balance prior to impairments exceeds its carrying amount		$ 24,357,000
Impairment reversal recognized				$ 24,357,000
Seabee Gold Operation
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used for future cash payments				2.30%	2.30%
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Transfers				$ 0	$ (10,564,000)
Impairment loss recognised in profit or loss, property, plant and equipment				1,646,000
Gross carrying amount | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Transfers				0	(144,000)
Impairment loss recognised in profit or loss, property, plant and equipment				0
Gross carrying amount | Mineral properties subject to depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Transfers				45,295,000	52,753,000
Impairment loss recognised in profit or loss, property, plant and equipment				747,000
Gross carrying amount | Mineral properties subject to depreciation, net of assets held-for-sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfers					52,609,000
Gross carrying amount | Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Transfers				0	$ (23,415,000)
Impairment loss recognised in profit or loss, property, plant and equipment				$ 899,000